Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 965,261	₩ 389,414
Not later than 1 year
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	276,590	142,140
1~2 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	233,443	118,781
2~3 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	182,261	76,379
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	124,556	37,047
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	52,997	14,984
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 95,414	₩ 83